Certain risks and concentration (Schedule of Consolidated Financial Information of Group's VIEs and VIE's Subsidiary Excluding Inter Company Items With Group's Subsidiaries Included in Accompanying Consolidated Financial Statements) (Details) - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 1,214,449	$ 1,837,185
Restricted cash and cash equivalents		303,370	297,022
Short-term deposits		2,360,545	1,604,198
Short-term investments		362,640	946,543
Accounts receivable, net		117,927	114,372
Amounts due from related parties		1,794	56,984
Financing receivables, net		0	0
Prepayments and other current assets		236,183	213,733
Total current assets		4,644,649	5,070,322
Non-current assets
Deferred tax assets			0
Investments		660,404	1,022,455
Property and equipment, net		343,201	365,392
Land use rights, net		330,005	370,052
Intangible assets, net		398,300	312,082
Right-of-use assets, net		33,196	16,565
Other non-current assets		12,591	4,881
Total non-current assets		4,427,004	4,049,690
Total assets		9,071,653	9,120,012
Current liabilities
Accounts payable		56,000	18,011
Deferred revenue		86,014	60,910
Advances from customers		3,532	3,426
Income taxes payable		78,103	65,738
Accrued liabilities and other current liabilities		2,360,002	2,345,838
Amounts due to related parties		3,225	6,931
Lease liabilities due within one year		12,451	11,041
Short-term loans		37,270	0
Total current liabilities		3,071,684	2,511,895
Non-current liabilities
Lease liabilities		21,601	5,734
Deferred revenue		9,765	6,422
Deferred tax liabilities		64,262	36,214
Other non-current liabilities		436	7,372
Total non-current liabilities		497,237	979,819
Total liabilities		3,568,921	3,491,714
Total cost and operating expenses	[1]	(1,559,388)	(1,781,150)	$ (1,378,146)
Total operating expenses		(818,898)	(969,919)	(954,873)
Other items of the consolidated statements of comprehensive income		(162,235)	69,175
Net loss from continuing operations		119,465	(125,096)	(28,305)
Net cash (used in) provided by operating activities		316,494	210,416	495,146
Net cash (used in) provided by investing activities		(510,284)	789,593	782,541
Net cash provided by (used in) financing activities		(321,909)	(723,536)	(135,502)
Variable interest entity
Current assets
Cash and cash equivalents		247,497	433,405
Restricted cash and cash equivalents		6,239	7,364
Short-term deposits		362,310	308,986
Short-term investments		36,108	288,944
Accounts receivable, net		5,830	5,880
Amounts due from Group companies		476,689	263,373
Amounts due from related parties		1,114	9,684
Prepayments and other current assets		77,838	101,173
Total current assets		1,213,625	1,418,809
Non-current assets
Investments		355,261	235,277
Property and equipment, net		221,614	171,831
Land use rights, net		330,005	370,052
Intangible assets, net		49,016	58,893
Right-of-use assets, net		3,887	4,911
Other non-current assets		7,377	1,055
Total non-current assets		967,160	842,019
Total assets		2,180,785	2,260,828
Current liabilities
Accounts payable		29,586	14,200
Deferred revenue		14,328	13,873
Advances from customers		230	1,242
Income taxes payable		25,354	25,606
Accrued liabilities and other current liabilities		85,302	114,325
Amounts due to Group companies		67,698	131,887
Amounts due to related parties		128	1,024
Lease liabilities due within one year		2,232	3,077
Short-term loans		15,014	0
Total current liabilities		239,872	305,234
Non-current liabilities
Lease liabilities		1,723	2,096
Deferred revenue		5,752	3,849
Deferred tax liabilities		12,253	9,105
Other non-current liabilities		436	7,372
Total non-current liabilities		20,164	22,422
Total liabilities		260,036	327,656
Total cost and operating expenses		(547,931)	(701,686)	(1,030,300)
Other items of the consolidated statements of comprehensive income		(52,054)	(22,305)	(23,244)
Net loss from continuing operations		37,366	(122,292)	(531,104)
Net cash (used in) provided by operating activities		47,904	231,034	(418,688)
Net cash (used in) provided by investing activities		(236,506)	134,553	(151,898)
Net cash provided by (used in) financing activities		33,507	(91,820)	46,909
Group companies
Non-current liabilities
Net revenues		54,587	109,618	79,609
Net cash (used in) provided by operating activities		(47,155)	77,319	(344,858)
Net cash (used in) provided by investing activities		(194,107)	(35,559)	(104,111)
Net cash provided by (used in) financing activities		32,753	5,378	25,219
Third parities
Non-current liabilities
Net revenues		478,656	447,471	396,343
Net cash (used in) provided by operating activities		95,059	153,715	(73,830)
Net cash (used in) provided by investing activities		(42,399)	170,112	(47,787)
Net cash provided by (used in) financing activities		$ 754	$ (97,198)	$ 21,690

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows